Financing (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Jun. 09, 2009	Dec. 31, 2009 Unsecured Credit Facility For Financing Nextrx Acquisition [Member]	Dec. 31, 2010 Revolving Credit Facility Due In 2013 [Member]	Aug. 13, 2010 Revolving Credit Facility Due In 2013 [Member]	Jun. 09, 2009 5.25% senior notes due 2012, net of unamortized discount	Jun. 09, 2009 6.25% senior notes due 2014, net of unamortized discount	Jun. 09, 2009 7.25% senior notes due 2019, net of unamortized discount	Dec. 31, 2010 New revolving credit facility [Member]	Dec. 31, 2010 Senior Notes [Member] Year
Financing (Textuals) [Abstract]
Repayments of long-term debt	$ 1,340.0
Aggregate Principal Amount Plus Accrued and Unpaid Interest Percentage			100.00%
Basis Points			5000.00%
Subsidiary Ownership Percentage			100.00%
Fees incurred on termination of credit facility		56.3
Additional fees incurred on the completion of acquisition		10.0
Line of Credit Facility [Line Items]
Revolving credit facility due	0	0
Revolving credit facility						750.0
Line of credit facility duration				364 days	3 years
Minimum margin percentage over LIBOR interest rate					1.55%
Maximum margin percentage over LIBOR interest rate					1.95%
Minimum commitment fee on the unused portion of the revolving credit facility					0.20%
Maximum commitment fee on the unused portion of the revolving credit facility					0.30%
Debt Instrument [Line Items]
Deferred Financing Costs Related To Debt Instruments Noncurrent Gross										3.9	13.3
Average weighted period for amortization of financing costs, years											5.2
Interest rate on debt instruments							5.25%	6.25%	7.25%
Debt Instrument, Face Amount			$ 2,500	$ 2,500			$ 1,000	$ 1,000	$ 500